Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Variable Insurance Trust
Entity Central Index Key	0000792359
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000005730 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$60	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
Net Assets	$ 106,180,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$106,180
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	15%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other (includes short-term investment)	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000126196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 106,180,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$106,180
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	15%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other (includes short-term investment)	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000005148 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 76,141,000
Holdings Count | Holding	37
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$76,141
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Information Technology	18%
Industrials	17%
Consumer Staples	11%
Health Care	10%
Utilities	8%
Real Estate	5%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000005150 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 69,792,000
Holdings Count | Holding	353
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$69,792
Total number of portfolio holdings	353
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		65%
Information Technology	16%
Industrials	11%
Communication Services	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Affiliated Mutual Funds		14%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000126194 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 86,080,000
Holdings Count | Holding	269
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$86,080
Total number of portfolio holdings	269
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		55%
Corporate Bonds and Notes		25%
Financials	12%
Energy	4%
Industrials	2%
All other Corporate Bonds and Notes	7%
Foreign Government Securities		11%
Mortgage-Backed Securities		6%
U.S. Government Securities		3%
Leveraged Loans		0%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000005134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 86,080,000
Holdings Count | Holding	269
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$86,080
Total number of portfolio holdings	269
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Asset Allocation(1)
Affiliated Mutual Funds		55%
Corporate Bonds and Notes		25%
Financials	12%
Energy	4%
Industrials	2%
All other Corporate Bonds and Notes	7%
Foreign Government Securities		11%
Mortgage-Backed Securities		6%
U.S. Government Securities		3%
Leveraged Loans		0%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000005142 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 55,906,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$55,906
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Industrials	40%
Financials	29%
Consumer Discretionary	14%
Consumer Staples	6%
Health Care	3%
Materials	3%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000005133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Net Assets	$ 65,499,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$65,499
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Financials	32%
Information Technology	25%
Consumer Discretionary	14%
Communication Services	14%
Industrials	9%
Health Care	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000126193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 65,499,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$65,499
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Financials	32%
Information Technology	25%
Consumer Discretionary	14%
Communication Services	14%
Industrials	9%
Health Care	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000005147 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 254,644,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$254,644
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Communication Services	13%
Financials	13%
Industrials	10%
Health Care	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000126195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 101,185,000
Holdings Count | Holding	33
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$101,185
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Residential REITS	18%
Health Care REITS	16%
Industrial/Office REITS	16%
Retail REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	6%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000005146 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 101,185,000
Holdings Count | Holding	33
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$101,185
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Residential REITS	18%
Health Care REITS	16%
Industrial/Office REITS	16%
Retail REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	6%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.